Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per ordinary share	$ 0.855	$ 0.755	$ 0.665
Unrealized gain (loss) on derivatives, net of tax	$ 24,508	$ 12,514	$ (12,152)
Unrealized (loss) gain on short-term interest-bearing investments, net of tax	(410)	568	319
Unrealized (loss) on defined benefit plan, net of tax	$ (5,308)	$ (6,987)	$ (4,920)